Investment Shares Prospectus | Tax-Free Money Market Fund
Tax-Free Money Market Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investment Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investment Shares Prospectus Tax-Free Money Market Fund Investment Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investment Shares Prospectus Tax-Free Money Market Fund Investment Shares
Management Fee		0.50%
Distribution (12b-1) Fee		none
Other Expenses		0.39%
Total Annual Fund Operating Expenses		0.89%
Fee Waivers and/or Expense Reimbursements	[1]	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.78%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) June 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investment Shares Prospectus Tax-Free Money Market Fund Investment Shares
1 Year	91
3 Years	284
5 Years	493
10 Years	1,096

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the alternative minimum tax for individuals and corporations (AMT).

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund's investment adviser (“Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities, such as the following types, some of which may be subject to credit enhancement: variable rate demand notes, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).

The Fund normally will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax. Under normal conditions, so long as the Fund's name includes the words “tax free,” the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal income tax.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
  Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Income from the Fund also may be subject to AMT.
  Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns over the stated periods. The Fund's performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information for the Fund is available by calling the Fund at 1-800-341-7400.
Tax-Free Money Market Fund - Investment Shares

The Fund's Investment Shares total return for the three-month period from January 1, 2014 to March 31, 2014, was 0.00%.

Within the periods shown in the bar chart, the Fund's Investment Shares highest quarterly return was 0.76% (quarter ended June 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2013).
Average Annual Total Return Table
The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar period ended December 31, 2013.
Average Annual Total Returns	Investment Shares Prospectus Tax-Free Money Market Fund Investment Shares
1 Year	0.01%
5 Years	0.05%
10 Years	1.01%

The Fund's Investment Shares 7-Day Net Yield as of December 31, 2013, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.